Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Disaggregated Revenue by Primary Geographic

In the following tables, revenue is disaggregated by primary geographic market and by principal activities and products. Due to the diversified nature of the Group, the basis on which management reviews its businesses varies across the Group. Geography is the primary basis for the Europe Heavyside, Americas Materials and Asia businesses; while activities and products are used for the Europe Lightside, Europe Distribution and Americas Products businesses.

Revenue from external customers (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation greater than 10% are included below. Further operating segment disclosures are set out in note 2.

	Year ended 31 December
	Europe Heavyside 2018	Europe Lightside 2018	Europe Distribution 2018	Americas Materials 2018	Americas Products 2018	Asia 2018	Total 2018	2017	2016
Primary geographic markets	€m	€m	€m	€m	€m	€m	€m	€m	€m
Continuing operations
Republic of Ireland (country of domicile)	468	-	-	-	-	-	468	435	403
Benelux (mainly the Netherlands)	562	371	1,498	-	-	-	2,431	2,589	2,576
United Kingdom	3,045	223	-	-	-	-	3,268	3,023	3,091
Rest of Europe (i)	3,536	791	2,358	-	-	-	6,685	6,348	6,250
United States	-	-	-	7,896	4,065	-	11,961	10,844	10,415
Rest of World (ii)	-	123	-	1,055	368	431	1,977	1,981	2,054

Total Group from continuing operations	7,611	1,508	3,856	8,951	4,433	431	26,790	25,220	24,789
Discontinued operations
United States - Americas Distribution							7	2,343	2,315

Total Group							26,797	27,563	27,104

(i)	The Rest of Europe principally includes Austria, Czech Republic, Denmark, Finland, France, Germany, Hungary, Poland, Romania, Serbia, Slovakia, Spain, Sweden, Switzerland and Ukraine.

(ii)	The Rest of World principally includes Australia, Brazil, Canada and the Philippines.

Schedule of Disaggregated Revenue by Principal Activities and Products

	Year ended 31 December
	Europe Heavyside (iii) 2018	Europe Lightside 2018	Europe Distribution 2018	Americas Materials (iii) 2018	Americas Products 2018	Asia 2018	Total 2018
Principal activities and products	€m	€m	€m	€m	€m	€m	€m
Continuing operations
Cement, lime and cement products	2,075	-	-	810	-	431	3,316
Aggregates, asphalt and readymixed products	2,919	-	-	4,330	-	-	7,249
Construction contract activities*	1,542	62	-	3,811	178	-	5,593
Construction accessories	-	459	-	-	-	-	459
Perimeter protection, shutters & awnings and network access products	-	482	-	-	-	-	482
Architectural and precast products	1,075	505	-	-	2,824	-	4,404
Architectural glass and glazing systems and wholesale hardware distribution	-	-	-	-	1,431	-	1,431
General Builders Merchants, DIY and Sanitary, Heating & Plumbing	-	-	3,856	-	-	-	3,856

Total Group from continuing operations	7,611	1,508	3,856	8,951	4,433	431	26,790
Discontinued operations
Exterior and interior products - Americas Distribution							7

Total Group							26,797

(iii)

Europe Heavyside and Americas Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management review and evaluate this business line.